Venezuela	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Venezuela

Note 12 – Venezuela

On February 8, 2013, the Venezuelan government published in the Official Gazette the Exchange Agreement No. 14 which establishes new exchange rates for the Bolivar/U.S. Dollar currencies that became effective February 9, 2013. The exchange rate established in the Agreement is 6.30 Bolivars per U.S. Dollar. The Exchange Agreement also announced the elimination of the Sistema de Transacciones con Títulos en Moneda Extranjera (“SITME”) effective February 8, 2013. All exchanges of Bolivars must now transact through the Central Bank. As a result of the February 8, 2013 devaluation, in the three months ended March 31, 2013, Harvest Vinccler recorded a $0.1 million gain on revaluation of its assets and liabilities, and Petrodelta recorded a $186.7 million gain on revaluation of its assets and liabilities.

Harvest Vinccler’s and Petrodelta’s functional and reporting currency is the U.S. Dollar. They do not have currency exchange risk other than the official prevailing exchange rate that applies to their operating costs denominated in Bolivars (6.30 Bolivars per U.S. Dollar). However, during the three months ended March 31, 2013, Harvest Vinccler exchanged approximately $0.4 million (March 31, 2012: $0.3 million) through the Central Bank in 2013 and SITME in 2012 and received an average exchange rate of 5.80 Bolivars (March 31, 2012: 5.17 Bolivars) per U.S. Dollar. Harvest Vinccler currently does not have any Bolivars pending government approval for settlement for U.S. Dollars at the official exchange rate or the Central Bank exchange rate. Petrodelta does not have, and has not had, any Bolivars pending government approval for settlement for U.S. Dollars at the official exchange rate or the Central Bank exchange rate.

The monetary assets that are exposed to exchange rate fluctuations are cash, accounts receivable, prepaid expenses and other current assets. The monetary liabilities that are exposed to exchange rate fluctuations are accounts payable, accruals and other current liabilities. All monetary assets and liabilities incurred at the official Bolivar exchange rate are settled at the official Bolivar exchange rate. At March 31, 2013, the balances in Harvest Vinccler’s Bolivar denominated monetary assets and liabilities accounts that are exposed to exchange rate changes are 7.1 million Bolivars and 6.7 million Bolivars, respectively. At March 31, 2013, the balances in Petrodelta’s Bolivar denominated monetary assets and liabilities accounts that are exposed to exchange rate changes are 363.3 million Bolivars and 4,511.5 million Bolivars, respectively.

Note 12 – Venezuela

Harvest Vinccler’s and Petrodelta’s functional and reporting currency is the U.S. Dollar. They do not have currency exchange risk other than the official prevailing exchange rate that applies to their operating costs denominated in Venezuela Bolivars (“Bolivars”) (4.30 Bolivars per U.S. Dollar). However, during the year ended December 31, 2012, Harvest Vinccler exchanged approximately $1.5 million (2011: $1.2 million) through the Sistema de Transacciones con Títulos en Moneda Extranjera (“SITME”) and received an average exchange rate of 5.16 Bolivars (2011: 5.19 Bolivars) per U.S. Dollar. Petrodelta does not have, and has not had, any Bolivars pending government approval for settlement for U.S. Dollars at the official exchange rate or the SITME exchange rate.

The monetary assets that are exposed to exchange rate fluctuations are cash, accounts receivable, and other current assets. The monetary liabilities that are exposed to exchange rate fluctuations are accounts payable, accruals and other current liabilities. All monetary assets and liabilities incurred at the official Bolivar exchange rate are settled at the official Bolivar exchange rate. At December 31, 2012, the balances in Harvest Vinccler’s Bolivar denominated monetary assets and liabilities accounts that are exposed to exchange rate changes are 6.2 million Bolivars and 5.7 million Bolivars, respectively. At December 31, 2012, the balances in Petrodelta’s Bolivar denominated monetary assets and liabilities accounts that are exposed to exchange rate changes are 277.2 million Bolivars and 2,646.2 million Bolivars, respectively.

On February 8, 2013, the Venezuelan government published in the Official Gazette the Exchange Agreement No. 14 which establishes new exchange rates for the Bolivar/U.S. Dollar currencies that became effective February 9, 2013. The exchange rate established in the Agreement is 6.30 Bolivars per U.S. Dollar. The Exchange Agreement also announced the elimination of SITME effective February 8, 2013. All exchanges of Bolivars must now transact through the Central Bank. As a result of the February 2013 devaluation, Harvest Vinccler estimates the impact of the devaluation to be approximately $0.1 million gain on revaluation of its assets and liabilities, and Petrodelta estimates the impact of the devaluation to be approximately $54.8 million gain on revaluation of its assets and liabilities.

On May 7, 2012, the Organic Law on Employment, Male and Female Workers (“Labor Law”) was published in the Official Gazette, the official government publication where laws, decrees, resolutions, instructions, and other regulations of general interest issued by the central government of Venezuela are published in order to make those acts valid and official. The Labor Law’s purpose is to regulate the relations between workers and employers. In August 2012, the labor contract between PDVSA and the labor union was signed. The new labor contract awarded salary increases to both union and non-union labor retroactive to December 2011. The new labor contract increased the effect of the Labor Law on Petrodelta by increasing the salaries on which the Labor Law benefits are calculated. Per the actuarial study that PDVSA commissioned, the effect of the Labor Law on Petrodelta’s business was $3.8 million ($1.2 million net to our 32 percent interest) for the year ended December 31, 2012. The Labor Law had no impact to Harvest Vinccler.